Valuation of derivatives interest cost from labor obligations and other financial items net - Schedule of Valuation of Derivatives and Other Financial Items (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about financial instruments [abstract]
Gain (loss) in valuation of derivatives, net	$ 8,192,567		$ (9,622,233)	$ 15,128,269
Capitalized interest expense (Note 10 d)	2,875,034		2,861,307	3,524,841
Commissions	(1,263,701)		(2,034,972)	(1,399,479)
Interest cost of labor obligations (Note 17)	(8,722,611)		(9,178,513)	(5,701,622)
Interest expense on taxes	(1,503,981)		(245,922)	(135,569)
Dividend received	2,385,559		5,740,092	1,645,712
Loss on partial sale of shares in associated Company				(545)
Gain on de-recognition of equity method investment (Note 12)				11,988,038
Other financial cost	(3,906,627)		(3,745,600)	(3,553,329)
Valuation of derivatives and other financial items	$ (1,943,760)	$ (98)	$ (16,225,841)	$ 21,496,316